Summary Of Significant Accounting Policies (Impact of Accounting Changes Retrospectively Adopted on Income Statement) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues:
Premiums													$ 5,705		$ 5,854		$ 6,019
Net investment income													3,380		3,266		3,033
Net investment gains (losses)													(220)		(143)		(1,041)
Insurance and investment product fees and other													1,503		1,112		1,058
Total revenues	2,624	2,521	2,655	2,568	2,591		2,667		2,410		2,421		10,368		10,089		9,069
Benefits and expenses:
Benefits and other changes in policy reserves													5,941		6,001		5,866
Interest credited													794		841		984
Acquisition and operating expenses, net of deferrals													2,294		2,217		2,115
Amortization of deferred acquisition costs and intangibles													598		626		569
Goodwill impairment													29
Interest expense													506		457		393
Total benefits and expenses	2,439	2,508	2,760	2,455	2,900	[1]	2,548	[1]	2,362	[1]	2,332	[1]	10,162		10,142		9,927
Income (loss) before income taxes													206		(53)		(858)
Benefit for income taxes													18		(248)		(415)
Net income (loss)	175	20	(100)	93	(174)		115		59		195		188		195		(443)
Less: net income attributable to noncontrolling interests													139		143		61
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	142	(16)	(136)	59	(209)		76		24		161		49		52		(504)
Net income available to Genworth Financial, Inc.'s common stockholders per common share:
Basic	$ 0.29	$ (0.03)	$ (0.28)	$ 0.12	$ (0.43)		$ 0.15		$ 0.05		$ 0.33		$ 0.10	[2]	$ 0.11	[2]	$ (1.12)	[2]
Diluted	$ 0.29	$ (0.03)	$ (0.28)	$ 0.12	$ (0.43)		$ 0.15		$ 0.05		$ 0.33		$ 0.10	[2]	$ 0.11	[2]	$ (1.12)	[2]
As Originally Reported
Revenues:
Premiums													5,705		5,854		6,019
Net investment income													3,380		3,266		3,033
Net investment gains (losses)													(220)		(143)		(1,041)
Insurance and investment product fees and other													1,479		1,112		1,058
Total revenues													10,344		10,089		9,069
Benefits and expenses:
Benefits and other changes in policy reserves													5,926		5,994		5,818
Interest credited													794		841		984
Acquisition and operating expenses, net of deferrals													2,032		1,965		1,884
Amortization of deferred acquisition costs and intangibles													743		756		782
Goodwill impairment													29
Interest expense													506		457		393
Total benefits and expenses													10,030		10,013		9,861
Income (loss) before income taxes													314		76		(792)
Benefit for income taxes													53		(209)		(393)
Net income (loss)													261		285		(399)
Less: net income attributable to noncontrolling interests													139		143		61
Net income (loss) available to Genworth Financial, Inc.'s common stockholders													122		142		(460)
Net income available to Genworth Financial, Inc.'s common stockholders per common share:
Basic													$ 0.25	[2]	$ 0.29	[2]	$ (1.02)	[2]
Diluted													$ 0.25	[2]	$ 0.29	[2]	$ (1.02)	[2]
Effect of DAC Change
Revenues:
Insurance and investment product fees and other													24
Total revenues													24
Benefits and expenses:
Benefits and other changes in policy reserves															1		(2)
Acquisition and operating expenses, net of deferrals													262		252		231
Amortization of deferred acquisition costs and intangibles													(145)		(130)		(213)
Total benefits and expenses													117		123		16
Income (loss) before income taxes													(93)		(123)		(16)
Benefit for income taxes													(30)		(37)		(4)
Net income (loss)													(63)		(86)		(12)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders													(63)		(86)		(12)
Net income available to Genworth Financial, Inc.'s common stockholders per common share:
Basic													$ (0.13)	[2]	$ (0.18)	[2]	$ (0.03)	[2]
Diluted													$ (0.13)	[2]	$ (0.17)	[2]	$ (0.03)	[2]
Effect of Reserve Change
Benefits and expenses:
Benefits and other changes in policy reserves													15		6		50
Total benefits and expenses													15		6		50
Income (loss) before income taxes													(15)		(6)		(50)
Benefit for income taxes													(5)		(2)		(18)
Net income (loss)													(10)		(4)		(32)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders													$ (10)		$ (4)		$ (32)
Net income available to Genworth Financial, Inc.'s common stockholders per common share:
Basic													$ (0.02)	[2]	$ (0.01)	[2]	$ (0.07)	[2]
Diluted													$ (0.02)	[2]	$ (0.01)	[2]	$ (0.07)	[2]

[1]	Included in the three months ended December 31, 2010 were increased losses in our U.S. mortgage insurance business.
[2]	May not total due to whole number calculation.